Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Jun. 30, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Jun. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock - Par Value			$ 0.01	$ 0.01
Common Stock - Shares Authorized			300,000,000	300,000,000
Common Stock - Shares Issued			5,412,810	5,400,810
Common Stock - Shares Outstanding			5,412,810	5,400,810